Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 07, 2014
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2014
Prospectus Date	rr_ProspectusDate	Mar. 03, 2014